RIGHT OF USE ASSETS AND LEASE LIABILITIES - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023 MW	Dec. 31, 2025 USD ($)	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Original power purchase agreement (in years)	10 years
Renewable energy procured (in MW) | MW	48
Cash flows period (in years)			10 years
Forecast
Disclosure of maturity analysis of operating lease payments [line items]
Expected cash flows | $		$ 107